Fair Value Measurements - Summary of fair value measurements inputs of preferred stock warrant liability (Detail) - Preferred Stock Warrant Liability [Member]	Dec. 31, 2020 shares	Dec. 31, 2020	Dec. 31, 2020 yr	Dec. 31, 2019 shares yr
Series C Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.70	0.70		0.72
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		96.3		86.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0.7		1.9
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input			7.7	8.7
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0